Earnings Per Share (Basic and Diluted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit (loss)	$ 98,562	$ 176,455
Net earnings	$ 97,428	$ 177,882
Basic earnings per share (shares)	210,298,000	210,085,000
Basic earnings per share (in USD per share)	$ 0.46	$ 0.85
Effect of dilutive securities:
Stock Options (shares)	137,000	210,000
Diluted earnings per share (shares)	210,435,000	210,295,000
Diluted earnings per share (in USD per share)	$ 0.46	$ 0.85
Potentially dilutive securities excluded from diluted EPS (shares)	65,044	24,902